UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       The Graham & Dodd Fund LLC

Address:    192 Lexington Avenue
            Suite #1202
            New York, NY 10016

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David M. Masten Montero-Rosen
Title:      Managing Member
Phone:      212-649-5884

Signature, Place and Date of Signing:


/s/ David M. Masten Montero-Rosen    New York, New York        February 27, 2012
---------------------------------    ------------------        -----------------
     [Signature]                       [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                33

Form 13F Information Table Value Total:          $123,785
                                              (thousands)
List of Other Included Managers: NONE

                                                             FORM 13F INFORMATION TABLE
                                                             The Graham & Dodd Fund LLC
                                                                 December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE    SHARED   NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----    ------   ----
APACHE CORP                   COM              037411105  3,399       37,521 SH          SOLE       NONE      6,189          31,332
APPLE INC                     COM              037833100  3,486        8,608 SH          SOLE       NONE      1,427           7,181
CHEVRON CORP NEW              COM              166764100  1,996       18,757 SH          SOLE       NONE      3,117          15,640
CIGNA CORPORATION             COM              125509109  7,414      176,521 SH          SOLE       NONE     28,599         147,922
COCA COLA CO                  COM              191216100  6,410       91,616 SH          SOLE       NONE     15,208          76,408
CONOCOPHILLIPS                COM              20825C104  3,958       54,320 SH          SOLE       NONE      9,018          45,302
COSTCO WHSL CORP NEW          COM              22160K105  8,314       99,783 SH          SOLE       NONE     16,393          83,390
CSX CORP                      COM              126408103  5,389      255,893 SH          SOLE       NONE     42,696         213,197
DEVON ENERGY CORP NEW         COM              25179M103  2,519       40,630 SH          SOLE       NONE      6,745          33,885
DU PONT E I DE NEMOURS & CO   COM              263534109  1,281       27,980 SH          SOLE       NONE      4,643          23,337
EXXON MOBIL CORP              COM              30231G102  2,849       33,613 SH          SOLE       NONE      5,585          28,028
FORD MTR CO DEL               COM PAR $0.01    345370860  3,689      342,844 SH          SOLE       NONE     58,895         283,949
FREEPORT-MCMORAN COPPER & GO  COM              35671D857  1,241       33,739 SH          SOLE       NONE      5,602          28,137
GENERAL ELECTRIC CO           COM              369604103  4,028      224,914 SH          SOLE       NONE     37,369         187,545
HESS CORP                     COM              42809H107  2,521       44,376 SH          SOLE       NONE      7,534          36,842
HEWLETT PACKARD CO            COM              428236103  3,732      144,864 SH          SOLE       NONE     24,062         120,802
INTEL CORP                    COM              458140100  3,001      123,760 SH          SOLE       NONE     20,547         103,213
JPMORGAN CHASE & CO           COM              46625H100  2,929       88,086 SH          SOLE       NONE     14,627          73,459
L-3 COMMUNICATIONS HLDGS INC  COM              502424104  2,999       44,977 SH          SOLE       NONE      7,184          37,793
MARATHON OIL CORP             COM              565849106  2,649       90,493 SH          SOLE       NONE     15,024          75,469
MCDONALDS CORP                COM              580135101  6,620       65,984 SH          SOLE       NONE     10,561          55,423
METLIFE INC                   COM              59156R108  2,844       91,205 SH          SOLE       NONE     15,301          75,904
MICROSOFT CORP                COM              594918104  3,289      126,683 SH          SOLE       NONE     21,029         105,654
MYLAN INC                     COM              628530107  1,926       89,753 SH          SOLE       NONE     14,916          74,837
NORFOLK SOUTHERN CORP         COM              655844108  5,331       73,171 SH          SOLE       NONE     12,157          61,014
OCCIDENTAL PETE CORP DEL      COM              674599105  5,159       55,062 SH          SOLE       NONE      9,036          46,026
ORACLE CORP                   COM              68389X105  3,202      124,819 SH          SOLE       NONE     20,720         104,099
PRUDENTIAL FINL INC           COM              744320102  5,805      115,814 SH          SOLE       NONE     19,335          96,479
RELIANCE STEEL & ALUMINUM CO  COM              759509102  3,350       68,809 SH          SOLE       NONE     11,473          57,336
RENT A CTR INC NEW            COM              76009N100  5,312      143,567 SH          SOLE       NONE     24,656         118,911
TARGET CORP                   COM              87612E106  1,216       23,736 SH          SOLE       NONE      3,938          19,798
UNION PAC CORP                COM              907818108  4,334       40,911 SH          SOLE       NONE      6,796          34,115
UNITEDHEALTH GROUP INC        COM              91324P102  1,594       31,447 SH          SOLE       NONE      5,221          26,226

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